Series D and Series E Preferred Units - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended										12 Months Ended															12 Months Ended		12 Months Ended					1 Months Ended
	Sep. 25, 2012	May 25, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Series D Warrants [Member]	Sep. 30, 2010 Series D Warrants [Member]	Apr. 27, 2011 Philips [Member]	Apr. 27, 2011 Philips [Member] Series D Warrants [Member]	Sep. 30, 2010 Philips [Member] Series D Warrants [Member]	Dec. 22, 2010 Philips [Member] Series D Warrants [Member] Minimum [Member]	Sep. 30, 2010 Philips [Member] Series D Warrants [Member] Minimum [Member]	Dec. 22, 2010 Philips [Member] Series D Warrants [Member] Maximum [Member]	Sep. 30, 2010 Philips [Member] Series D Warrants [Member] Maximum [Member]	Sep. 30, 2010 Warrant Agreement [Member] Series D Warrants [Member]	Sep. 30, 2010 Warrant Agreement [Member] Series D Warrants [Member] Minimum [Member]	Sep. 30, 2010 Warrant Agreement [Member] Series D Warrants [Member] Maximum [Member]	May 31, 2011 LSGC Holdings [Member]	Feb. 09, 2011 LSGC Holdings [Member]	Feb. 09, 2011 LSGC Holdings [Member] Series D Warrants [Member]	Dec. 31, 2010 Pegasus IV [Member]	Feb. 09, 2011 Pegasus IV [Member]	Dec. 30, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Philips [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Jun. 23, 2010 Series E Preferred Stock [Member] Pegasus IV [Member]
Preferred Units [Line Items]
Issuance of preferred stock																																	67,260,304
Gross proceeds	$ 49,000,000	$ 67,100,000																															$ 25,379,144			$ 30,000,112	$ 30,000,000
Principal and accrued interest on a convertible note issued																														35,200,000				5,400,000
Guaranty Liabilities																														1,600,000
Accretion of preferred stock				7,523,459	7,523,459	239,408	73,077,280																									49,000,000				24,100,000
Conversion of preferred stock								44,072,123
Exercise price of common stock	0.72															6.00			12.00	11.90	5.90	12.00	5.92	7.05	1.04	1.05									7.00
Change in fair value of warrant			1,320,753	2,713,876	8,503,480		(150,557,529)								155,500,000
Common stock, shares issued			210,649,318		208,063,486	204,815,210												1,359,273									3,750,000		54,500,000
Number of common shares		18,092,511															5,330,482											60,758,777			942,857
Shares purchased																																					235,295
Share price per unit																																					$ 127.50
Number of common shares called by each warrant																																			50
Intial cumulative annual dividend			6.00%	6.00%	6.00%																														13.454%
Intial cumulative annual dividend		$ 1,000							$ 0.59	$ 1.91	$ 0.29	$ 1.24	$ 3.29	$ 2.28																					$ 127.50
Change in fair value of liabilities under derivative contracts																																			$ 5,000,000